FINANCIAL INSTRUMENTS (Schedule of Sensitivity Tests Relating to Changes in Market Factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sensitivity test to changes in NIS and EURO exchange rates
Gain (loss) from change in exchange rate	$ 211	$ 152	$ (182)
5% increase in exchange rate [Member]
Sensitivity test to changes in NIS and EURO exchange rates
Gain (loss) from change in exchange rate	76	285	31
5% decrease in exchange rate [Member]
Sensitivity test to changes in NIS and EURO exchange rates
Gain (loss) from change in exchange rate	$ (76)	$ (285)	$ (31)